Financial risk management - Liquidity risk (Details) - GBP (£)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Details of liquidity risk
Cash and cash equivalents	£ 110,658,000	£ 51,539,000	£ 307,637,000	£ 242,022,000
Within 1 year
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	239,066,000	203,920,000
Financial liabilities, undiscounted cash flows	240,851,000	205,126,000
Within 1 year | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	160,375,000	184,116,000
Within 1 year | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	77,203,000	18,640,000
Within 1 year | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	1,488,000	1,164,000
Within 1 year | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	1,793,000	2,284,000
Within 1 year | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	(8,000)	(1,078,000)
Between 1 and 2 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	58,933,000	46,814,000
Financial liabilities, undiscounted cash flows	60,640,000	47,543,000
Between 1 and 2 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	41,794,000	27,738,000
Between 1 and 2 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	16,646,000	18,640,000
Between 1 and 2 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	493,000	436,000
Between 1 and 2 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	1,707,000	2,284,000
Between 1 and 2 years | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		(1,555,000)
Between 2 and 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	73,537,000	79,950,000
Financial liabilities, undiscounted cash flows	75,244,000	84,518,000
Between 2 and 5 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	27,908,000	25,805,000
Between 2 and 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	45,142,000	53,341,000
Between 2 and 5 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	487,000	804,000
Between 2 and 5 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	1,707,000	4,568,000
Later than 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	493,625,000	567,458,000
Financial liabilities, undiscounted cash flows	493,625,000	567,458,000
Later than 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	489,983,000	563,757,000
Later than 5 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	£ 3,642,000	£ 3,701,000